GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Jun. 30, 2012
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 12	-	GENERAL AND ADMINISTRATIVE EXPENSES

	US dollars
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,			Cumulative period from September 30, 2001 (date of inception) through June 30,
	2012	2011	2012	2011	2011	2010	2009	2012
	(unaudited)		(unaudited)					(unaudited)
Salaries and related expenses	137,194	84,161	70,852	41,192	162,221	55,995	55,131	565,158
Professional fees	223,758	96,962	118,537	26,035	336,308	365,398	52,270	1,714,781
Other	87,596	73,613	56,224	21,871	45,616	36,102	57,755	330,343
	448,548	254,736	245,613	89,098	544,145	457,495	165,156	2,610,282